Inventories, net (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Products CNY	Dec. 31, 2013 Products CNY	Dec. 31, 2014 Packing materials and others CNY	Dec. 31, 2013 Packing materials and others CNY
Inventories
Inventories, net	$ 1,964,807	12,190,843	6,386,155	12,119,359	6,358,151	71,484	28,004